Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch International Small Cap Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

MainStay Epoch International Small Cap Fund

(the “Fund”)

Supplement dated December 15, 2017 (“Supplement”)

to the Summary Prospectus and Prospectus, dated February 28, 2017, as supplemented, and Statement of

Additional Information, dated February 28, 2017, as amended November 15, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

At meetings held on December 11-13, 2017, the Board of Trustees (“Board”) of MainStay Funds Trust, after careful consideration of a number of factors and upon the recommendation of the Fund's Manager, New York Life Investment Management LLC, approved a proposal to liquidate the Fund pursuant to the terms of a plan of liquidation. The Fund will be liquidated on or about February 16, 2018 (“Liquidation Date”). Effective on the Liquidation Date, all references to the Fund in the Prospectus and Statement of Additional Information are hereby deleted.

If you are invested in the Fund through a qualified account, such as an individual retirement account (“IRA”), important information applies to you and is provided below.

In connection with the liquidation, the Board approved the closure of the Fund to all new investors as of December 15, 2017. Effective December 15, 2017, new account requests and exchanges into the Fund will no longer be accepted and any applicable contingent deferred sales charge will be waived for shareholders. Investors who own shares of the Fund on December 15, 2017 may continue to purchase shares of the Fund, including through dividend reinvestments. However, the Board approved the closure of the Fund to purchases by existing shareholders effective February 5, 2018. These dates may be changed without notice at the discretion of the Fund's officers.

Beginning on or about December 15, 2017, Epoch Investment Partners, Inc., the Fund's Subadvisor, will engage in business and activities for the purposes of winding down the Fund's business affairs and transitioning the Fund's portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets on the Liquidation Date. During this transition period, the Fund will no longer be pursuing its investment objective or be managed consistent with its investment strategies as stated in the Prospectus. This is likely to impact Fund performance. The impending liquidation of the Fund may result in large redemptions, which could adversely affect the Fund's expense ratio. Those shareholders who remain invested in the Fund following the closure of the Fund to new or additional investments may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.

Prior to the Liquidation Date, shareholders of the Fund may:

•         Exchange their shares of the Fund for shares of the appropriate class of any other MainStay Fund that is open to investment, subject to the requirements and limitations in that MainStay Fund's Prospectus;

•         Remain invested in the Fund; or

•         Redeem their shares at any time in the manner described in the Prospectus.

If no action is taken by a Fund shareholder prior to the Liquidation Date, the Fund will distribute to such shareholder, on or promptly after the Liquidation Date, a liquidating distribution in cash, cash equivalents, or portfolio securities equal to the shareholder's proportionate interest in the net assets of the Fund. If you receive a redemption-in-kind, you should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when you convert the securities to cash. The proceeds of any such distribution will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. The distribution to shareholders of the Liquidation proceeds will occur on the Liquidation Date, and will be made to all shareholders of record as of the close of business on the business day preceding the Liquidation Date, other than as disclosed below under “IMPORTANT INFORMATION FOR QUALIFIED ACCOUNTS.”

You may be subject to federal, state, local or foreign taxes on exchanges or redemptions of or liquidating distributions made on Fund shares. The Liquidation of the Fund is expected to be a realization event for shareholders holding Fund shares through taxable accounts, meaning that if you receive an amount in liquidation of the Fund in excess of the tax basis of your Fund shares, you will realize a capital gain. Alternatively, if you receive an amount in liquidation of the Fund less than the tax basis of your Fund shares, you will realize a capital loss. Prior to the Liquidation Date, the Fund may make distributions of income and capital gains, which may be taxable. You should consult your tax adviser for information regarding all tax consequences applicable to your investment in the Fund.

If you are invested in the Fund through a financial intermediary, please contact that financial intermediary if you have any questions. If you are invested in a qualified account (for example, an IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

Important Information for Qualified Accounts

If you are invested in the Fund through a 401(k), pension and profit sharing plan, and we do not receive directions from you or the plan's trustee, we will send a liquidating distribution to the trustee in the trustee's name for your benefit.

Shareholders who hold their shares through a qualified account (Traditional IRA, Roth IRA, SIMPLE, SEP and 403 Plans) should consult their financial and tax advisers concerning the implications of an exchange, distribution, their eligibility to roll over a distribution and the procedures applicable to such rollovers.

If you are invested in the Fund through a qualified account and you opened your account directly with MainStay Funds, please provide instructions for the Fund shares prior to the Liquidation Date. If no instructions are provided, Fund shares held on the Liquidation Date in the Fund will be exchanged for shares of MainStay Money Market Fund to the extent permitted by that shareholder's qualified account custodial agreement. For more information about MainStay Money Market Fund, please call 800-MAINSTAY (624-6782) for a prospectus or summary prospectus. Please read the prospectus or summary prospectus carefully before investing.

If you do not provide instructions, or if your qualified account custodial agreement does not authorize the investment of the account into the MainStay Money Market Fund, then the liquidation proceeds will be returned by mail to the shareholder's attention but made payable to the applicable Qualified Account custodian in order to seek to avoid adverse tax consequences. If a check representing your liquidation or redemption proceeds was made payable to you (as opposed to the custodian of your qualified account) because of the way your account was registered in the records of the Fund, please contact the Fund by telephone at 800-MAINSTAY (624-6782) between the hours of 8:30 am to 5:00 pm ET to receive instructions to get a replacement check made payable to your qualified account.

Caution: If you cash the check or deposit in any account other than your IRA, it may be subject to a 10% penalty and taxed as ordinary income in the year of receipt.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.